Non-trading securities - Non-Trading securities Reconciliation (Detail) (Insurance subsidiary [Member], JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014		Mar. 31, 2013
Non-trading debt securities [Line Items]
Cost and/or amortized cost	¥ 306,441		¥ 271,403
Gross unrealized gains	22,201		18,943
Gross unrealized losses	220		321
Fair value	328,422		290,025
Government, agency and municipal securities [Member]
Non-trading debt securities [Line Items]
Cost and/or amortized cost	138,973	[1]	177,374	[1]
Gross unrealized gains	842	[1]	5,294	[1]
Gross unrealized losses	86	[1]	126	[1]
Fair value	139,729	[1]	182,542	[1]
Other debt securities [Member]
Non-trading debt securities [Line Items]
Cost and/or amortized cost	129,311	[2]	54,032	[2]
Gross unrealized gains	6,851	[2]	726	[2]
Gross unrealized losses	91	[2]	86	[2]
Fair value	136,071	[2]	54,672	[2]
Equity securities [Member]
Non-trading debt securities [Line Items]
Cost and/or amortized cost	38,157		39,997
Gross unrealized gains	14,508		12,923
Gross unrealized losses	43		109
Fair value	¥ 52,622		¥ 52,811

[1]	Primarily Japanese government, agency and municipal securities.
[2]	Primarily corporate debt securities.